Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Prepaid expenses	$ 204,359
Cash	5,454,522	6,675,365
Total assets	5,658,881	6,675,365
Current liabilities
Bank Overdraft			10,609
Accounts payable and accrued expenses	70,636	99,909	465,396
Current portion of notes payable – related party			11,712,179
Interest payable – related party			1,251,626
Deferred compensation			252,500
Total liabilities	70,636	99,909	13,692,310
Commitments and Contingencies
Stockholders’ equity
Preferred Stock, $0.001 par value per share; 20,000,000 shares authorized; none issued or outstanding at June 30, 2022 and December 31, 2021
Common stock, $0.001 par value per share; 100,000,000 shares authorized; 10,350,579 and 10,350,574 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	10,350	10,350	12,273
Additional paid-in capital	77,212,305	77,040,713	55,160,339
Accumulated deficit	(71,634,410)	(70,475,607)	(68,864,922)
Total stockholders’ equity	5,588,245	6,575,456	(13,692,310)
Total liabilities and stockholders’ equity	$ 5,658,881	$ 6,675,365